SPECIAL CASH DIVIDEND	12 Months Ended
Mar. 31, 2014
SPECIAL CASH DIVIDEND
SPECIAL CASH DIVIDEND

(13)       SPECIAL CASH DIVIDEND

On June 1, 2011, the Company’s board of directors declared a special cash dividend of USD0.215 per common share, or USD0.43 per ADS. The total amount of cash distributed in the dividend was USD9.8 million (RMB 63,634,726) and was paid from the cash held by ATA Inc. in August 2011.

On August 7, 2012, the Company’s board of directors declared a special cash dividend of USD0.087 per common share, or USD0.174 per ADS. The total amount of cash distributed in the dividend was USD4.0 million (RMB 25,331,341) and was paid from the cash held by ATA Inc. in September 2012.